Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for purchase of new intangible assets	R$ 273	R$ 637
Hyperinflationary [member]
Disclosure of detailed information about intangible assets [line items]
Amortization other	3	31
Acquisition of payrolls and associations rights [member]
Disclosure of detailed information about intangible assets [line items]
Amortization expense	R$ (519)	R$ (452)	R$ (487)